Financial Assets and Liabilities - Summary of Warrant Liability (Details) - USD ($) $ in Thousands		6 Months Ended
	Nov. 19, 2021	Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Warrants fair value at grant date - November 19, 2021	$ 8,081	$ 6,100
Remeasurement of warrant liability		(2,152)
Foreign currency translation reserve		126
Closing Balance		$ 6,055